Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Disclosure of Interest Income Expense [line items]
Interest income	[1],[2]	$ 7,610	$ 10,388
Interest expense	[1]	1,580	4,219
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		6,611	7,957
Interest expense		1,042	2,517
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		177	645
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		6,788	8,602
Interest expense		1,042	2,517
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		822	1,786
Interest expense		$ 538	$ 1,702

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes $6,788 million and $8,602 million, for the three months ended January 31, 2021 and January 31, 2020, respectively, which have been calculated based on the effective interest rate method. Refer to Note 20.